Vessel Operating and Voyage Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Vessel Operating Expenses [Abstract]
Crew & crew related costs	$ 21,532,311	$ 3,753,578	$ 1,396,477
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	9,828,139	2,314,260	868,915
Lubricants	2,375,901	429,967	153,969
Insurances	3,126,169	507,885	189,781
Tonnage taxes	592,701	131,674	50,553
Other	1,748,250	310,075	143,296
Total Vessel operating expenses	39,203,471	7,447,439	2,802,991
Voyage Expenses [Abstract]
Brokerage commissions	1,733,639	158,538	46,708
Brokerage commissions- related party	1,671,145	29,769	40,471
Port & other expenses	4,520,584	173,645	46,100
Bunkers consumption	7,742,450	321,252	87,760
Loss/(Gain) on bunkers	(2,717,035)	(98,499)	40,140
Total Voyage expenses	$ 12,950,783	$ 584,705	$ 261,179